Other Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Detailed Information about Intangible Assets	Movements in intangible assets during the years ended 31 December 2025 and 2024 are as follows:

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2025	19,234	2,134	6,000	27,368
Acquisition of Ivers Lee assets	185	—	—	185
Additions	1,823	—	61,182	63,005
Derecognition	—	(2,134)	—	(2,134)
Translation difference	313	—	—	313
Balance at 31 December 2025	21,555	—	67,182	88,737
Amortization
Balance at 1 January 2025	4,613	2,134	—	6,747
Amortization	2,192	—	—	2,192
Derecognition	—	(2,134)	—	(2,134)
Translation difference	98	—	—	98
Balance at 31 December 2025	6,903	—	—	6,903
Net carrying amount
Balance at 31 December 2025	14,652	—	67,182	81,834
During the twelve months ended 31 December 2025, the Group acquired $35.0 million of intangible assets, mainly in-process research and development, including $28.2 million through the Xbrane asset acquisition as described in
Note 1.2. The Group recognized $2.2 million and $0.8 million of amortization expense for the twelve months ended 31 December 2025 and 2024, respectively.

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2024	17,073	2,271	6,000	25,344
Additions	2,409	—	—	2,409
Translation difference	(248)	(137)	—	(385)
Balance at 31 December 2024	19,234	2,134	6,000	27,368
Amortization
Balance at 1 January 2024	3,997	2,271	—	6,268
Amortization	819	—	—	819
Translation difference	(203)	(137)	—	(340)
Balance at 31 December 2024	4,613	2,134	—	6,747
Net carrying amount
Balance at 31 December 2024	14,621	—	6,000	20,621